Short-Term Investment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Short-Term Debt [Line Items]
Short-term investment	$ 67,293	$ 14,748	$ 30,775
Minimum [Member]
Short-Term Debt [Line Items]
Short term investments percentage	1.50%
Maximum [Member]
Short-Term Debt [Line Items]
Short term investments percentage	2.50%